Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Derivative Instruments by Risk Exposure [Abstract]
Schedule of Financial Instruments
Financial assets:

	December 31,
	2012	2013
Cash and cash equivalents	290,475	312,437
Pledged cash deposits	20,000	—
Accounts receivable	304,840	83,016
Derivative instruments designated in cash flow hedges	145	—

Financial liabilities:

	December 31,
	2012	2013
Notes payable to banks	61,675	—
Accounts payable	151,761	44,837
Current portion of long-term debt	6,316	—
Long-term debt	12,632	—

Schedule of Gains or Losses Related to Financial Instruments
Gains or losses related to financial instruments are as follows:

	Year ended December 31,
	2012	2013
Interest income	1,989	972
Interest expense	(12,113)	(2,943)
Accretion interest expense convertible notes at amortized value	(4,469)	—
Loss resulting from early extinguishment of debt	(2,209)	—
Losses Foreign currency exchange, net	(3,957)	(8,158)
Addition to allowance for doubtful accounts receivable	(2,825)	(377)

Schedule of Financial Assets and Financial Liabilities That are Measured at Fair Value on a Recurring Basis
The following table presents the Company’s (financial) assets and liabilities that are measured at fair value on a recurring basis.

	At carrying value	At fair value Level 1	Level 2	Level 3	Total
December 31, 2012
Assets:
Derivative financial instruments 1)	145	—	145	—	145
Total	145	—	145	—	145

December 31, 2013
Assets:
Associates	971,131	971,131	—	—	971,131
Total	971,131	971,131	—	—	971,131

1) Derivative financial instruments consist of forward foreign exchange contracts.

Schedule of Outstanding Forward Exchange Contracts
The outstanding forward exchange contracts per December 31, 2012 were as follows, per December 31, 2013 there were no forward exchange contracts outstanding:

	Currency	Notional amount	Fair value	Included in accumulated other comprehensive income (loss)
			Euro	Euro
December 31, 2012
Assets:
Fair value hedge contracts:
Short position	US$	(27,100)	(145)	—

Schedule of Company's Price Sensitivity Impact on Equity
The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Singapore dollar, Hong Kong dollar, Korean won and Japanese yen against the euro as of December 31, 2012 and December 31, 2013. This analysis includes foreign currency denominated monetary items and adjusts their translation at year end for a 10% increase and 10% decrease of the US dollar, Singapore dollar, Hong Kong dollar, Korean won or Japanese yen against the euro. A positive amount indicates an increase in equity. Recognized in equity is the revaluation effect of subsidiaries denominated in US dollar, Singapore dollar, Hong Kong dollar and Japanese yen.

	Impact on equity
	2012	2013
10% increase of US dollar versus euro	4,564	4,938
10% decrease of US dollar versus euro	(4,564)	(4,938)
10% increase of Singapore dollar versus euro	5,868	6,088
10% decrease of Singapore dollar versus euro	(5,868)	(6,088)
10% increase of Hong Kong dollar versus euro	56,693	94,396
10% decrease of Hong Kong dollar versus euro	(56,693)	(94,396)
10% increase of Korean won versus euro	3,969	5,840
10% decrease of Korean won versus euro	(3,969)	(5,840)
10% increase of Japanese yen versus euro	5,294	4,561
10% decrease of Japanese yen versus euro	(5,294)	(4,561)

Schedule of Company's Price Sensitivity Impact on Net Earnings
The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Singapore dollar, Hong Kong dollar, Korean won or Japanese yen against the euro at average exchange rates for the years 2012 and 2013. A positive amount indicates an increase in net earnings.

	Impact on net earnings
	2012	2013
10% increase of US dollar versus euro	915	601
10% decrease of US dollar versus euro	(915)	(601)
10% increase of Singapore dollar versus euro	644	671
10% decrease of Singapore dollar versus euro	(644)	(671)
10% increase of Hong Kong dollar versus euro	3,630	100,072
10% decrease of Hong Kong dollar versus euro	(3,630)	(100,072)
10% increase of Korean won versus euro	1,400	1,962
10% decrease of Korean won versus euro	(1,400)	(1,962)
10% increase of Japanese yen versus euro	923	485
10% decrease of Japanese yen versus euro	(923)	(485)

Summary of Company's Contractual Obligations
The following table summarizes the Company’s contractual obligations as at December 31, 2013 aggregated by type of contractual obligation:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating leases	20,727	4,857	7,080	5,130	3,660
Pension liabilities	4,777	209	650	1,122	2,796
Purchase obligations:
Purchase commitments to suppliers	48,982	48,982	—	—	—
Capital expenditure commitments	458	458	—	—	—
Unrecognized tax benefits (ASC 740)	—	—	—	—	—
Total contractual obligations	74,944	54,506	7,730	6,252	6,456